Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	In USD thousands, except share and per share data
Numerator:
Net loss	13,945	24,221	27,646

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	359,048,638	234,998,859	227,589,288

Net loss per share attributable to ordinary shareholders, basic and diluted	0.039	0.103	0.121

Schedule of weighted average number of shares excluded from computation of diluted net loss per share
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	Number of shares

Outstanding options to purchase ordinary shares and RSAs	38,494,200	29,873,100	35,191,540